Segment Information - Summary of Selected Financial Information Relating to Group's Segments (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Segment Reporting Information [Line Items]
Net revenues	¥ 202,209,465	$ 31,731,078	¥ 162,167,547	¥ 97,770,167
Operating cost and expenses:
Cost of revenues	97,413,915	15,286,369	98,521,027	61,914,502
Research and development	11,801,545	1,851,920	8,832,488	11,817,255
Sales and marketing	66,149,460	10,380,294	53,500,051	34,112,212
Unallocated corporate expenses*	93,256,046		100,097,849	81,923,516
General and administrative	93,256,046	14,633,909	100,097,849	81,923,516
Impairment loss of intangible assets and other non-current assets			3,120,425	8,932,439
Provision for loan receivable and other receivables			5,904,305	17,430,825
Total operating cost and expenses	268,620,966		269,976,145	216,130,749
Other operating income, net	22,018	3,455	330,224	588,147
Loss from continuing operations	(66,389,483)	(10,417,959)	(107,478,374)	(117,772,435)
Other income (loss), net	28,439,789	4,462,823	(3,375,210)	(23,489,180)
Loss from continuing operations before income taxes	(37,949,694)	$ (5,955,136)	(110,853,584)	(141,261,615)
Overseas Art Study Services
Segment Reporting Information [Line Items]
Net revenues	181,035,267		138,703,946	82,376,727
Operating cost and expenses:
Cost of revenues	81,964,815		83,972,820	50,365,985
Research and development	4,176,398		1,834,597
Sales and marketing	60,436,932		49,804,055	27,859,200
Total operating cost and expenses	146,578,145		135,611,472	78,225,185
Other operating income, net			167,016
Loss from continuing operations	34,457,122		3,259,490	4,151,542
Other Educational Services
Segment Reporting Information [Line Items]
Net revenues	21,174,198		20,025,679	9,045,411
Operating cost and expenses:
Cost of revenues	14,154,713		9,954,371	5,729,940
Research and development	3,148,402		150,622
Sales and marketing	5,598,532		3,266,430	1,217,014
Total operating cost and expenses	22,901,647		13,371,423	6,946,954
Other operating income, net			94,340
Loss from continuing operations	(1,727,449)		6,748,596	2,098,457
Others
Segment Reporting Information [Line Items]
Net revenues			3,437,922	6,348,029
Operating cost and expenses:
Cost of revenues	1,294,387		4,593,836	5,818,577
Research and development	4,476,745		6,847,269	11,817,255
Sales and marketing	113,996		429,566	5,035,998
Impairment loss of intangible assets and other non-current assets			3,120,425	8,932,439
Provision for loan receivable and other receivables			5,904,305	17,430,825
Total operating cost and expenses	5,885,128		20,895,401	49,035,094
Other operating income, net	22,018		68,868	588,147
Loss from continuing operations	¥ (5,863,110)		¥ (17,388,611)	¥ (42,098,918)